NOTE 4 – CAPITAL STOCK	6 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
NOTE 4 – CAPITAL STOCK

NOTE 4 – CAPITAL STOCK

The Company has 2,000,000,000 shares of $.001 par value common stock authorized and 10,000,000 shares of $.001 par value preferred stock authorized.

On September 6, 2021, the Company raised $136,721 in cash in exchange for 280,000 shares. The shares were issued subsequent to December 31, 2021.

On December 21, 2021, the company issued 520,000 shares of stock in exchange for $130,000 of cash considerations.

On October 29, 2021, the Company issued 7,500,000 shares of stock in exchange for services provided by EMC2 Capital, the selling stockholder. The shares were issued at fair value of the date of exchange, or $2,399,250.

As pursuant to the asset purchase agreement dated November 9, 2021, the Company acquired certain intellectual property rights of C2 Wellness Corp. In exchanges for the assets acquired, the Company issued 24,000,000 shares of common stock valued at $0.50 per share. The intellectual property rights acquired are recorded as intangible assets as of December 31, 2021 for $12,000,000.

The Company has 786,300,000 and 754,280,000 shares of common stock issued and outstanding as of December 31, 2021 and March 31, 2021, respectively. There are no shares of preferred stock issued and outstanding as of December 31, 2021 and March 31, 2021.

Transitional Period [Member]
NOTE 4 – CAPITAL STOCK

NOTE 4 – CAPITAL STOCK

The Company has 2,000,000,000 shares of $.001 par value common stock authorized and 10,000,000 shares of $.001 par value preferred stock authorized.

During the year ended September 30, 2019, the Company issued 1,000,000 shares of common stock to an officer for services rendered with a deemed value of services provided of $90,000.

During the year ended September 30, 2020, the Company issued 13,000,000 shares of common stock to individuals for services rendered with a deemed value of services provided of $130,000.

During the period ended March 31, 2021, the Company issued 24,300,000 shares of common stock for services rendered with a deemed value of services provided of $243,000.

On January 29, 2021, the Company issued 600,000,000 shares of common stock for an acquisition with a deemed value of $600,000. The shares have not been transferred and are held in trust as of March 31, 2021.

The Company has 754,280,000 and 129,980,000 shares of common stock issued and outstanding as of March 31, 2021 and September 30, 2020 respectively. There are no shares of preferred stock issued and outstanding as of March 31, 2021 and September 30, 2020.

ALTEROLA BIOTECH, INC.

NOTES TO THE FINANCIAL STATEMENTS